Due From/(To) Related Parties - Schedule of List of Related Parties (Details)	12 Months Ended
Jun. 30, 2025
Mr Tingjun Yang [Member]
Related Party Transaction [Line Items]
Relation with the Group	Chief Executive Officer and Director
Ms. Hui Wang [Member]
Related Party Transaction [Line Items]
Relation with the Group	Former Chief Financial Officer and Former Director
Mr. Shu Sang Joseph Law [Member]
Related Party Transaction [Line Items]
Relation with the Group	Shareholder
Ms Jianping Niu [Member]
Related Party Transaction [Line Items]
Relation with the Group	Shareholder
Mr Huabei Zhu [Member]
Related Party Transaction [Line Items]
Relation with the Group	Shareholder
Guangzhou Sanyi Network [Member]
Related Party Transaction [Line Items]
Relation with the Group	The Group holds 40% equity